Description of Organization and Business Operations (Details) - USD ($)			3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	May 18, 2020	Dec. 31, 2019	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Jan. 13, 2020
Subsidiary, Sale of Stock [Line Items]
Payments of offering costs									$ 435,036
Reimbursement by underwriters			$ 900,000						$ 900,000
Minimum percentage of fair market value on net assets in Trust Account in initial business combination			80.00%						80.00%
Minimum net tangible assets to be maintained to consummation of business combination.			$ 5,000,001						$ 5,000,001
Maximum interest to pay dissolution expenses			100,000						100,000
Cash and cash equivalents			487,743						1,037,124
Net cash from operating activities			(549,381)						(1,153,781)
Working capital deficit			2,640,323						955,789
Net loss		$ 5,288	18,134,411	$ 4,544,269	$ 2,560,151	$ 3,413	$ 2,563,564	$ 7,107,833	28,879,692
Working capital loan outstanding			$ 0						0
Promissory Note With Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Maximum borrowing capacity of related party promissory note									300,000	$ 300,000
Sponsor | Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issue of shares									$ 25,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	69,000,000		69,000,000						69,000,000
Share price	$ 10.00		$ 10.000						$ 10.000
Proceeds from issuance of shares	$ 690,000,000
Payments of offering costs			$ 37,748,594						$ 37,748,594
Underwriting fees			12,900,000						12,900,000
Reimbursement by underwriters			900,000						900,000
Deferred underwriting fees			24,150,000						24,150,000
Other offering costs			$ 698,594						$ 698,594
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	9,000,000		9,000,000						9,000,000
Private Placement | Sponsor
Subsidiary, Sale of Stock [Line Items]
Price of warrants			$ 1.50						$ 1.50
Proceeds from issuance of warrants			$ 15,800,000						$ 15,800,000
Number of warrants to purchase shares issued (in shares)			10,533,333						10,533,333